Loans - Schedule of Change in Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 1,718	$ 2,276
Provision (credit) for loan losses	2,500
Charge-offs	(2,591)	(687)
Recoveries	99	129
Ending balance	1,726	1,718
Recorded investment	4,796	7,738
Balance in allowance for loan losses	310	354
Recorded investment	105,823	105,650
Balance in allowance for loan losses	1,416	1,364
Real Estate Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,417	1,520
Provision (credit) for loan losses	1,333	492
Charge-offs	(1,362)	(685)
Recoveries	21	90
Ending balance	1,409	1,417
Recorded investment	4,028	7,035
Balance in allowance for loan losses	301	354
Recorded investment	88,420	86,718
Balance in allowance for loan losses	1,108	1,063
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	208	189
Provision (credit) for loan losses	1,245	(17)
Charge-offs	(1,213)
Recoveries	68	36
Ending balance	308	208
Recorded investment	768	703
Balance in allowance for loan losses	9
Recorded investment	16,005	16,655
Balance in allowance for loan losses	299	208
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	10	13
Provision (credit) for loan losses	5	(4)
Charge-offs	(16)	(2)
Recoveries	10	3
Ending balance	9	10
Recorded investment	1,398	2,277
Balance in allowance for loan losses	9	10
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	83	554
Provision (credit) for loan losses	(83)	(471)
Ending balance		83
Balance in allowance for loan losses		$ 83